Label	Element	Value
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $6.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	104.00%
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $586.96 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $432.50 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Pacer Swan SOS Conservative (July) ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $693.41 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.10%)
Pacer Swan SOS Conservative (July) ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	106.00%
Pacer Swan SOS Conservative (July) ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(6.60%)
Pacer Swan SOS Conservative (July) ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.60%